Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	2,304,611
Proposed Maximum Offering Price per Unit	4.99
Maximum Aggregate Offering Price	$ 11,500,008.89
Amount of Registration Fee	$ 1,588.15
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act of 1933, as amended (the "Securities Act").